Annual Total Returns (Vanguard Utilities Index Fund - Admiral Shares Retail) (Vanguard Utilities Index Fund, Vanguard Utilities Index Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Annual Total Return
2012	1.94%
2011	18.92%
2010	6.95%
2009	11.43%
2008	(28.09%)
2007	17.08%
2006	21.54%
2005	14.72%